Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 79,843	¥ 118,106
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	761,620	788,618
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 92,580	¥ 55,569